TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectuses, Summary Prospectuses

and Statement of Additional Information

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Transamerica Global Equity

Effective immediately, the information in the Prospectuses and Summary Prospectuses for Transamerica Global Equity (the “fund”) under the section entitled “Management” is deleted in its entirety and replaced with the information below.

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Rockefeller & Co. LLC
Portfolio Managers:
David P. Harris, CFA	Portfolio Manager	since 2014
Michael Seo, CFA	Portfolio Manager	since 2020

Effective immediately, the following replaces the information in the Prospectuses relating to the fund under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Global Equity

Name	Employer	Positions Over Past Five Years
David P. Harris, CFA	Rockefeller & Co. LLC	Portfolio Manager of the fund since 2014; Portfolio Manager at Rockefeller & Co. LLC since 1999; President, Asset Management; Chief Investment Officer and Managing Director; Member of the Management Committee
Michael Seo, CFA	Rockefeller & Co. LLC	Portfolio Manager of the fund since 2020; Portfolio Manager at Rockefeller & Co. LLC since 2008; Director of Equity Research since 2017; Managing Director; Portfolio Manager and Director of Equity Research

Effective immediately, the following replaces the corresponding information in the Statement of Additional Information in “Appendix B - Portfolio Managers – Rockefeller & Co. LLC (“Rockefeller”)”:

Transamerica Global Equity

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
David P. Harris, CFA	3	$0.87 billion	20	$2.16 billion	242	$4.09 billion
Michael Seo, CFA*	3	$0.77 billion	14	$2.35 billion	193	$2.99 billion

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
David P. Harris, CFA	0	$0	0	$0	1	$412 million
Michael Seo, CFA*	0	$0	0	$0	0	$0

* As of November 30, 2020

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Transamerica International Stock

Effective immediately, the information in the Prospectuses and Summary Prospectuses for Transamerica International Stock (the “fund”) under the section entitled “Management” is deleted in its entirety and replaced with the information below.

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: ClariVest Asset Management LLC
Portfolio Managers:
David R. Vaughn, CFA	Lead Portfolio Manager	since 2018
Priyanshu Mutreja, CFA	Portfolio Manager	since 2018
Alex Turner, CFA	Portfolio Manager	since 2018
Gashi Zengeni, CFA	Assistant Portfolio Manager	since 2020

Effective immediately, the following replaces the information in the Prospectuses relating to the fund under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica International Stock

Name	Employer	Positions Over Past Five Years
David R. Vaughn, CFA	ClariVest Asset Management LLC	Lead Portfolio Manager of the fund since 2018; founder of ClariVest Asset Management LLC in 2006; primarily responsible for international, global and emerging market strategies
Priyanshu Mutreja, CFA	ClariVest Asset Management LLC	Portfolio Manager of the fund since 2018; joined ClariVest Asset Management LLC in 2009
Alex Turner, CFA	ClariVest Asset Management LLC	Portfolio Manager of the fund since 2018; joined ClariVest Asset Management LLC in 2008
Gashi Zengeni, CFA	ClariVest Asset Management LLC	Assistant Portfolio Manager of the fund since 2020; joined ClariVest Asset Management LLC in 2015

Effective immediately, the following replaces the corresponding information in the Statement of Additional Information in “Appendix B - Portfolio Managers – ClariVest Asset Management LLC (“ClariVest”)”:

Transamerica International Stock

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
David R. Vaughn, CFA	3	$897 million	5	$578 million	6	$221 million
Priyanshu Mutreja, CFA	3	$897 million	5	$578 million	7	$221 million
Alex Turner, CFA	3	$897 million	5	$578 million	7	$221 million
Gashi Zengeni, CFA*	2	$61 million	5	$422 million	5	$122 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
David R. Vaughn, CFA	0	$0	1	$59 million	0	$0
Priyanshu Mutreja, CFA	0	$0	1	$59 million	0	$0
Alex Turner, CFA	0	$0	1	$59 million	0	$0
Gashi Zengeni, CFA*	0	$0	1	$62 million	0	$0

* As of November 30, 2020

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Investors Should Retain this Supplement for Future Reference

December 10, 2020